Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2015	$ 633
VOBA 2016	532
VOBA 2017	455
VOBA 2018	403
VOBA 2019	353
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA and VOCRA 2015	75
VODA and VOCRA 2016	70
VODA and VOCRA 2017	67
VODA and VOCRA 2018	62
VODA and VOCRA 2019	58
Negative Value of Business Acquired [Abstract]
Negative VOBA 2015	(342)
Negative VOBA 2016	(262)
Negative VOBA 2017	(146)
Negative VOBA 2018	(61)
Negative VOBA 2019	$ (40)